SPDR® S&P 500® ETF Trust

A Unit Investment Trust

Annual Report

September 30, 2014

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500®”, “500®”, “Standard & Poor’s Depositary Receipts®”, “SPDR®” and “SPDRs®” are trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by S&P Dow Jones Indices LLC (“S&P”) and sublicensed for use by State Street Global Markets, LLC. SPDR® S&P 500® ETF Trust is permitted to use these trademarks pursuant to a sublicense from State Street Global Markets, LLC. SPDR® S&P 500® ETF Trust is not sponsored, endorsed, sold or promoted by S&P, its affiliates or its third party licensors.

Precise in a world that isn’t.TM

SPDR S&P 500 ETF Trust

Trust Overview

INVESTMENT OBJECTIVE

SPDR S&P 500 ETF Trust (the “Trust”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”).

INVESTMENT STRATEGY

The Trust seeks to achieve this investment objective by holding a portfolio of the common stocks that are included in the Index (the “Portfolio”), with the weight of each stock in the Portfolio substantially corresponding to the weight of such stock in the Index.

PERFORMANCE OVERVIEW

The Trust ended its fiscal year on September 30, 2014, with a 12-month total return of 19.57% based on net asset value (“NAV”), as compared to the S&P 500 Index return of 19.73%.

The Trust’s performance reflects the operating expenses of the Trust, including brokerage expenses, marketing expenses, license fees, expenses relating to legal and audit services and Trustee fees. The Trust’s performance also reflects the impact of an expense waiver, and without this waiver, such performance would be lower. Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

SPDR S&P 500 ETF Trust

Schedule of Investments

September 30, 2014

Common Stocks	Shares	Value

3M Co.	6,643,877	$941,304,493
Abbott Laboratories	15,409,242	640,870,375
AbbVie, Inc.	16,309,704	942,048,503
Accenture PLC (Class A)	6,505,188	529,001,888
ACE, Ltd.	3,461,308	362,987,370
Actavis PLC(a)	2,713,220	654,645,722
Adobe Systems, Inc.(a)	4,845,824	335,282,563
Aetna, Inc.	3,637,730	294,656,130
Affiliated Managers Group, Inc.(a)	565,100	113,223,436
AFLAC, Inc.	4,658,480	271,356,460
Agilent Technologies, Inc.	3,404,818	194,006,530
AGL Resources, Inc.	1,210,185	62,130,898
Air Products & Chemicals, Inc.	1,968,603	256,272,739
Airgas, Inc.	679,228	75,156,578
Akamai Technologies, Inc.(a)	1,809,359	108,199,668
Alcoa, Inc.	11,958,797	192,417,044
Alexion Pharmaceuticals, Inc.(a)	2,020,162	334,983,263
Allegheny Technologies, Inc.	1,103,109	40,925,344
Allegion PLC	984,891	46,920,207
Allergan, Inc.	3,048,233	543,164,638
Alliance Data Systems Corp.(a)	569,323	141,345,821
Altera Corp.	3,169,898	113,418,950
Altria Group, Inc.	20,350,716	934,911,893
Amazon.com, Inc.(a)	3,885,649	1,252,888,664
Ameren Corp.	2,475,154	94,872,653
American Electric Power Co., Inc.	5,005,768	261,351,147
American Express Co.	9,233,368	808,289,035
American International Group, Inc.	14,638,628	790,778,685
American Tower Corp.	4,058,612	380,007,842
Ameriprise Financial, Inc.	1,920,569	236,959,803
AmerisourceBergen Corp.	2,187,896	169,124,361
AMETEK, Inc.	2,516,072	126,331,975
Amgen, Inc.	7,791,538	1,094,399,427
Amphenol Corp. (Class A)	1,609,933	160,767,909
Anadarko Petroleum Corp.	5,180,192	525,478,676
Analog Devices, Inc.	3,192,575	158,000,537
Aon PLC	2,980,091	261,264,578
Apache Corp.	3,923,710	368,318,658
Apartment Investment & Management Co. (Class A)	1,484,559	47,238,667
Apple, Inc.	61,425,804	6,188,649,753
Applied Materials, Inc.	12,485,726	269,816,539
Archer-Daniels-Midland Co.	6,622,509	338,410,210
Assurant, Inc.	742,557	47,746,415
AT&T, Inc.	53,198,804	1,874,725,853
Autodesk, Inc.(a)	2,337,031	128,770,408
Automatic Data Processing, Inc.	4,944,853	360,396,079

Common Stocks	Shares	Value

AutoNation, Inc.(a)	801,075	$40,302,083
Autozone, Inc.(a)	334,531	170,497,069
Avago Technologies, Ltd.	2,581,190	224,563,530
AvalonBay Communities, Inc.	1,344,647	189,554,888
Avery Dennison Corp.	981,103	43,806,249
Avon Products, Inc.	4,410,434	55,571,468
Baker Hughes, Inc.	4,467,125	290,631,152
Ball Corp.	1,420,097	89,849,537
Bank of America Corp.	107,958,026	1,840,684,343
Baxter International, Inc.	5,548,615	398,224,099
BB&T Corp.	7,368,859	274,195,243
Becton, Dickinson & Co.	1,975,771	224,862,497
Bed Bath & Beyond, Inc.(a)	2,093,711	137,828,995
Bemis Co., Inc.	1,037,468	39,444,533
Berkshire Hathaway, Inc. (Class B)(a)	18,697,496	2,582,872,097
Best Buy Co., Inc.	2,975,133	99,934,717
Biogen Idec, Inc.(a)	2,422,422	801,361,422
BlackRock, Inc.	1,293,915	424,818,173
BorgWarner, Inc.	2,344,503	123,344,303
Boston Properties, Inc.	1,562,914	180,922,925
Boston Scientific Corp.(a)	13,585,419	160,443,798
Bristol-Myers Squibb Co.	16,995,465	869,827,899
Broadcom Corp. (Class A)	5,518,479	223,056,921
Brown-Forman Corp. (Class B)	1,648,865	148,760,600
C.H. Robinson Worldwide, Inc.	1,547,967	102,661,171
C.R. Bard, Inc.	765,838	109,292,741
CA, Inc.	3,318,189	92,710,201
Cablevision Systems Corp. (Class A)	2,180,831	38,186,351
Cabot Oil & Gas Corp.	4,282,933	140,009,080
Cameron International Corp.(a)	2,094,443	139,029,126
Campbell Soup Co.	1,831,170	78,245,894
Capital One Financial Corp.	5,758,880	470,039,786
Cardinal Health, Inc.	3,453,577	258,741,989
CareFusion Corp.(a)	2,081,263	94,177,151
CarMax, Inc.(a)	2,271,344	105,503,929
Carnival Corp.	4,618,643	185,530,889
Caterpillar, Inc.	6,439,935	637,746,763
CBRE Group, Inc. (Class A)(a)	2,845,554	84,626,776
CBS Corp. (Class B)	4,999,354	267,465,439
CDK Global Inc.(b)	70,188	2,147,051
Celgene Corp.(a)	8,214,845	778,603,009
CenterPoint Energy, Inc.	4,368,888	106,906,689
CenturyLink, Inc.	5,904,840	241,448,908
Cerner Corp.(a)	3,112,790	185,428,900
CF Industries Holdings, Inc.	509,702	142,318,992
Chesapeake Energy Corp.	5,325,433	122,431,705
Chevron Corp.	19,478,978	2,324,231,655
Chipotle Mexican Grill, Inc.(a)	318,229	212,128,269

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

September 30, 2014

Common Stocks	Shares	Value

Chubb Corp.	2,467,197	$224,712,303
CIGNA Corp.	2,706,652	245,466,270
Cimarex Energy Co.	883,595	111,801,275
Cincinnati Financial Corp.	1,498,594	70,508,848
Cintas Corp.	1,030,467	72,740,666
Cisco Systems, Inc.	52,308,205	1,316,597,520
Citigroup, Inc.	31,099,453	1,611,573,654
Citrix Systems, Inc.(a)	1,670,668	119,185,455
Clorox Co.	1,318,687	126,646,699
CME Group, Inc.	3,237,085	258,821,131
CMS Energy Corp.	2,763,455	81,964,075
Coach, Inc.	2,851,283	101,534,188
Coca-Cola Enterprises, Inc.	2,317,903	102,822,177
Cognizant Technology Solutions Corp. (Class A)(a)	6,240,642	279,393,542
Colgate-Palmolive Co.	8,807,403	574,418,824
Comcast Corp. (Class A)	26,549,029	1,427,806,780
Comerica, Inc.	1,869,723	93,224,389
Computer Sciences Corp.	1,496,766	91,527,241
ConAgra Foods, Inc.	4,294,556	141,892,130
ConocoPhillips	12,592,000	963,539,840
CONSOL Energy, Inc.	2,324,670	88,012,006
Consolidated Edison, Inc.	2,989,101	169,362,463
Constellation Brands, Inc. (Class A)(a)	1,731,162	150,888,080
Corning, Inc.	13,373,479	258,643,084
Costco Wholesale Corp.	4,490,542	562,754,723
Covidien PLC	4,633,843	400,873,758
Crown Castle International Corp.	3,423,335	275,681,168
CSX Corp.	10,313,072	330,637,088
Cummins, Inc.	1,771,476	233,799,402
CVS Health Corp.	11,880,831	945,595,339
D.R. Horton, Inc.	3,400,936	69,787,207
Danaher Corp.	6,252,231	475,044,511
Darden Restaurants, Inc.	1,323,480	68,106,281
DaVita, Inc.(a)	1,763,050	128,949,477
Deere & Co.	3,677,057	301,481,903
Delphi Automotive PLC	3,071,009	188,375,692
Delta Air Lines, Inc.	8,703,575	314,634,236
Denbury Resources, Inc.	3,742,195	56,245,191
DENTSPLY International, Inc.	1,449,606	66,102,034
Devon Energy Corp.	3,944,429	268,931,169
Diamond Offshore Drilling, Inc.	711,249	24,374,503
DIRECTV(a)	5,148,094	445,413,093
Discover Financial Services	4,738,555	305,115,556
Discovery Communications, Inc. (Class A)(a)	1,524,819	57,638,158
Discovery Communications, Inc. (Class C)(a)	2,797,240	104,281,107
Dollar General Corp.(a)	3,110,523	190,084,061

Common Stocks	Shares	Value

Dollar Tree, Inc.(a)	2,117,199	$118,711,348
Dominion Resources, Inc.	5,965,394	412,149,071
Dover Corp.	1,732,272	139,153,410
Dr. Pepper Snapple Group, Inc.	2,001,624	128,724,439
DTE Energy Co.	1,805,587	137,369,059
Duke Energy Corp.	7,253,388	542,335,821
Dun & Bradstreet Corp.	387,743	45,548,170
E*TRADE Financial Corp.(a)	2,922,611	66,021,782
E. I. du Pont de Nemours & Co.	9,419,893	675,971,522
Eastman Chemical Co.	1,529,763	123,742,529
Eaton Corp. PLC	4,889,244	309,831,392
eBay, Inc.(a)	11,587,313	656,189,535
Ecolab, Inc.	2,759,995	316,930,226
Edison International	3,316,638	185,466,397
Edwards Lifesciences Corp.(a)	1,087,533	111,091,496
Electronic Arts, Inc.(a)	3,225,785	114,870,204
Eli Lilly & Co.	10,087,852	654,197,202
EMC Corp.	20,811,166	608,934,717
Emerson Electric Co.	7,197,138	450,396,896
Ensco PLC (Class A)	2,384,050	98,485,105
Entergy Corp.	1,840,020	142,288,747
EOG Resources, Inc.	5,605,298	555,036,608
EQT Corp.	1,555,949	142,431,571
Equifax, Inc.	1,235,902	92,371,315
Equity Residential	3,707,986	228,337,778
Essex Property Trust, Inc.	640,852	114,552,295
Exelon Corp.	8,806,320	300,207,449
Expedia, Inc.	1,018,082	89,204,345
Expeditors International of Washington, Inc.	2,001,677	81,228,053
Express Scripts Holding Co.(a)	7,649,420	540,278,535
Exxon Mobil Corp.	43,748,815	4,114,576,051
F5 Networks, Inc.(a)	777,115	92,274,635
Facebook, Inc. (Class A)(a)	19,979,069	1,579,145,614
Family Dollar Stores, Inc.	982,854	75,915,643
Fastenal Co.	2,778,311	124,746,164
FedEx Corp.	2,724,055	439,798,680
Fidelity National Information Services, Inc.	2,961,326	166,722,654
Fifth Third Bancorp	8,559,017	171,351,520
First Solar, Inc.(a)	770,427	50,701,801
FirstEnergy Corp.	4,269,786	143,336,716
Fiserv, Inc.(a)	2,556,692	165,251,787
FLIR Systems, Inc.	1,458,231	45,700,960
Flowserve Corp.	1,424,967	100,488,673
Fluor Corp.	1,615,868	107,923,824
FMC Corp.	1,360,423	77,802,591
FMC Technologies, Inc.(a)	2,407,357	130,743,559
Ford Motor Co.	39,791,715	588,519,465
Fossil Group, Inc.(a)	502,148	47,151,697

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

September 30, 2014

Common Stocks	Shares	Value

Franklin Resources, Inc.	4,041,728	$220,718,766
Freeport-McMoRan, Inc.	10,609,818	346,410,558
Frontier Communications Corp.	10,213,242	66,488,205
GameStop Corp. (Class A)	1,197,869	49,352,203
Gannett Co., Inc.	2,318,737	68,796,927
Garmin, Ltd.	1,260,007	65,507,764
General Dynamics Corp.	3,258,632	414,139,541
General Electric Co.	102,848,087	2,634,967,989
General Growth Properties, Inc.	6,425,863	151,329,074
General Mills, Inc.	6,303,407	318,006,883
General Motors Co.	13,823,271	441,515,276
Genuine Parts Co.	1,570,367	137,736,890
Genworth Financial, Inc. (Class A)(a)	5,044,997	66,089,461
Gilead Sciences, Inc.(a)	15,508,768	1,650,908,354
Google, Inc. (Class A)(a)	2,914,122	1,714,698,526
Google, Inc. (Class C)(a)	2,913,822	1,682,324,270
H&R Block, Inc.	2,773,450	86,004,684
Halliburton Co.	8,723,765	562,770,080
Harley-Davidson, Inc.	2,249,344	130,911,821
Harman International Industries, Inc.	687,785	67,430,441
Harris Corp.	1,087,979	72,241,806
Hartford Financial Services Group, Inc.	4,568,103	170,161,837
Hasbro, Inc.	1,171,209	64,410,639
HCP, Inc.	4,699,083	186,600,586
Health Care REIT, Inc.	3,323,538	207,289,065
Helmerich & Payne, Inc.	1,109,296	108,566,799
Hess Corp.	2,707,677	255,388,095
Hewlett-Packard Co.	19,195,016	680,847,217
Honeywell International, Inc.	8,032,163	747,955,019
Hormel Foods Corp.	1,378,677	70,850,211
Hospira, Inc.(a)	1,694,061	88,141,994
Host Hotels & Resorts, Inc.	7,724,042	164,753,816
Hudson City Bancorp, Inc.	4,853,264	47,173,726
Humana, Inc.	1,586,897	206,756,810
Huntington Bancshares, Inc.	8,505,426	82,757,795
Illinois Tool Works, Inc.	3,743,372	316,015,464
Ingersoll-Rand PLC	2,742,329	154,557,662
Integrys Energy Group, Inc.	802,432	52,013,642
Intel Corp.	50,788,466	1,768,454,386
Intercontinental Exchange, Inc.(c)	1,163,922	227,022,986
International Business Machines Corp.	9,519,039	1,806,999,173
International Flavors & Fragrances, Inc.	832,711	79,840,331
International Paper Co.	4,380,862	209,142,352
Intuit, Inc.	2,898,817	254,081,310

Common Stocks	Shares	Value

Intuitive Surgical, Inc.(a)	368,234	$170,057,826
Invesco, Ltd.	4,427,723	174,806,504
Iron Mountain, Inc.	1,752,212	57,209,722
Jabil Circuit, Inc.	2,048,213	41,312,456
Jacobs Engineering Group, Inc.(a)	1,347,683	65,793,884
Johnson & Johnson	28,930,418	3,083,693,255
Johnson Controls, Inc.	6,790,251	298,771,044
Joy Global, Inc.	1,024,296	55,865,104
JPMorgan Chase & Co.	38,584,385	2,324,323,352
Juniper Networks, Inc.	4,126,452	91,400,912
Kansas City Southern	1,125,082	136,359,938
Kellogg Co.	2,615,676	161,125,642
Keurig Green Mountain, Inc.	1,249,984	162,660,418
KeyCorp	9,154,554	122,030,205
Kimberly-Clark Corp.	3,835,941	412,632,173
Kimco Realty Corp.	4,157,421	91,089,094
Kinder Morgan, Inc.	6,749,151	258,762,449
KLA-Tencor Corp.	1,697,002	133,689,818
Kohl’s Corp.	2,098,328	128,060,958
Kraft Foods Group, Inc.	6,091,207	343,544,075
L Brands, Inc.	2,515,278	168,473,320
L-3 Communications Holdings, Inc.	877,318	104,330,657
Laboratory Corp. of America Holdings(a)	892,295	90,791,016
Lam Research Corp.	1,657,024	123,779,693
Legg Mason, Inc.	1,083,954	55,455,087
Leggett & Platt, Inc.	1,436,348	50,157,272
Lennar Corp. (Class A)	1,796,500	69,758,095
Leucadia National Corp.	3,193,534	76,133,851
Lincoln National Corp.	2,704,876	144,927,256
Linear Technology Corp.	2,426,265	107,701,903
Lockheed Martin Corp.	2,767,068	505,764,689
Loews Corp.	3,112,429	129,663,792
Lorillard, Inc.	3,700,889	221,720,260
Lowe’s Cos., Inc.	10,126,443	535,891,364
LyondellBasell Industries NV (Class A)	4,361,008	473,867,129
M & T Bank Corp.	1,339,189	165,108,612
Macy’s, Inc.	3,622,909	210,780,846
Mallinckrodt PLC(a)	1,172,480	105,699,072
Marathon Oil Corp.	6,936,512	260,743,486
Marathon Petroleum Corp.	2,906,742	246,113,845
Marriott International, Inc. (Class A)	2,235,519	156,262,778
Marsh & McLennan Cos., Inc.	5,584,013	292,267,240
Martin Marietta Materials, Inc.	619,457	79,872,786
Masco Corp.	3,650,916	87,329,911
MasterCard, Inc. (Class A)	10,098,372	746,471,658

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

September 30, 2014

Common Stocks	Shares	Value

Mattel, Inc.	3,457,863	$105,983,501
McCormick & Co., Inc.	1,351,213	90,396,150
McDonald’s Corp.	10,072,965	955,017,812
McKesson Corp.	2,375,664	462,470,511
Mead Johnson Nutrition Co.	2,056,851	197,910,203
MeadWestvaco Corp.	1,722,138	70,504,330
Medtronic, Inc.	10,049,474	622,564,914
Merck & Co., Inc.	29,593,372	1,754,295,092
MetLife, Inc.	11,542,925	620,085,931
Michael Kors Holdings, Ltd.(a)	2,094,699	149,540,562
Microchip Technology, Inc.	2,035,146	96,119,946
Micron Technology, Inc.(a)	10,976,038	376,039,062
Microsoft Corp.	84,446,761	3,914,951,840
Mohawk Industries, Inc.(a)	622,739	83,957,672
Molson Coors Brewing Co. (Class B)	1,608,164	119,711,728
Mondelez International, Inc. (Class A)	17,293,790	592,571,714
Monsanto Co.	5,375,510	604,798,630
Monster Beverage Corp.(a)	1,473,904	135,112,780
Moody’s Corp.	1,933,106	182,678,517
Morgan Stanley	15,695,132	542,580,713
Motorola Solutions, Inc.	2,307,808	146,038,090
Murphy Oil Corp.	1,730,611	98,489,072
Mylan, Inc.(a)	3,803,627	173,026,992
Nabors Industries, Ltd.	2,969,110	67,576,944
National-Oilwell Varco, Inc.	4,400,511	334,878,887
Navient Corp.	4,432,697	78,503,064
NetApp, Inc.	3,276,024	140,737,991
Netflix, Inc.(a)	616,476	278,141,642
Newell Rubbermaid, Inc.	2,808,805	96,650,980
Newfield Exploration Co.(a)	1,379,019	51,120,234
Newmont Mining Corp.	5,065,739	116,765,284
News Corp. (Class A)(a)	5,066,977	82,845,074
NextEra Energy, Inc.	4,473,012	419,926,367
Nielsen Holdings NV	3,108,783	137,812,350
NIKE, Inc. (Class B)	7,217,895	643,836,234
NiSource, Inc.	3,194,093	130,893,931
Noble Corp. PLC	2,579,240	57,310,713
Noble Energy, Inc.	3,684,788	251,892,108
Nordstrom, Inc.	1,455,063	99,482,657
Norfolk Southern Corp.	3,163,922	353,093,695
Northeast Utilities	3,205,116	141,986,639
Northern Trust Corp.	2,285,377	155,474,197
Northrop Grumman Corp.	2,133,539	281,115,099
NRG Energy, Inc.	3,456,613	105,357,564
Nucor Corp.	3,239,885	175,860,958
NVIDIA Corp.	5,285,175	97,511,479
O’Reilly Automotive, Inc.(a)	1,064,737	160,093,855
Occidental Petroleum Corp.	7,997,766	768,985,201

Common Stocks	Shares	Value

Omnicom Group, Inc.	2,576,966	$177,449,879
Oneok, Inc.	2,132,163	139,763,285
Oracle Corp.	33,377,242	1,277,680,824
Owens-Illinois, Inc.(a)	1,683,641	43,858,848
PACCAR, Inc.	3,637,483	206,881,846
Pall Corp.	1,127,871	94,402,803
Parker-Hannifin Corp.	1,523,096	173,861,408
Patterson Cos., Inc.	855,131	35,428,077
Paychex, Inc.	3,351,776	148,148,499
Pentair PLC	1,975,376	129,367,374
People’s United Financial, Inc.	3,231,125	46,754,379
Pepco Holdings, Inc.	2,541,057	67,998,685
PepsiCo, Inc.	15,457,198	1,438,910,562
PerkinElmer, Inc.	1,139,868	49,698,245
Perrigo Co. PLC	1,366,455	205,227,876
PetSmart, Inc.	1,053,318	73,827,059
Pfizer, Inc.	65,046,320	1,923,419,682
PG&E Corp.	4,834,891	217,763,491
Philip Morris International, Inc.	16,024,787	1,336,467,236
Phillips 66	5,733,639	466,202,187
Pinnacle West Capital Corp.	1,120,029	61,198,385
Pioneer Natural Resources Co.	1,466,729	288,901,611
Pitney Bowes, Inc.	2,035,869	50,876,366
Plum Creek Timber Co., Inc.	1,796,397	70,077,447
PNC Financial Services Group, Inc.	5,544,270	474,478,627
PPG Industries, Inc.	1,416,254	278,633,812
PPL Corp.	6,810,031	223,641,418
Praxair, Inc.	2,996,083	386,494,707
Precision Castparts Corp.	1,471,838	348,648,985
priceline.com, Inc.(a)	537,129	622,306,917
Principal Financial Group, Inc.	2,786,656	146,215,840
ProLogis, Inc.	5,125,351	193,225,733
Prudential Financial, Inc.	4,729,126	415,879,340
Public Service Enterprise Group, Inc.	5,148,870	191,743,919
Public Storage, Inc.	1,486,021	246,441,723
Pulte Group, Inc.	3,520,662	62,174,891
PVH Corp.	843,545	102,195,477
QEP Resources, Inc.	1,701,024	52,357,519
QUALCOMM, Inc.	17,193,277	1,285,541,321
Quanta Services, Inc.(a)	2,223,458	80,689,291
Quest Diagnostics, Inc.	1,486,386	90,193,902
Ralph Lauren Corp.	622,216	102,497,642
Range Resources Corp.	1,729,688	117,290,143
Raytheon Co.	3,213,575	326,563,491
Red Hat, Inc.(a)	1,928,605	108,291,171
Regeneron Pharmaceuticals, Inc.(a)	757,432	273,069,385
Regions Financial Corp.	14,148,384	142,049,775

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

September 30, 2014

Common Stocks	Shares	Value

Republic Services, Inc.	2,592,042	$101,141,479
Reynolds American, Inc.	3,190,006	188,210,354
Robert Half International, Inc.	1,409,924	69,086,276
Rockwell Automation, Inc.	1,411,312	155,074,963
Rockwell Collins, Inc.	1,375,161	107,950,138
Roper Industries, Inc.	1,023,375	149,709,529
Ross Stores, Inc.	2,152,623	162,695,246
Ryder System, Inc.	531,726	47,839,388
Safeway, Inc.	2,345,596	80,453,943
Salesforce.com, Inc.(a)	5,903,877	339,650,044
SanDisk Corp.	2,319,827	227,227,055
SCANA Corp.	1,424,263	70,657,687
Schlumberger, Ltd.	13,298,774	1,352,352,328
Scripps Networks Interactive (Class A)	1,063,909	83,080,654
Seagate Technology PLC	3,355,772	192,185,062
Sealed Air Corp.	2,173,035	75,795,461
Sempra Energy	2,370,578	249,811,510
Sherwin-Williams Co.	852,870	186,770,001
Sigma-Aldrich Corp.	1,217,980	165,657,460
Simon Property Group, Inc.	3,186,427	523,912,327
Snap-on, Inc.	596,042	72,168,765
Southern Co.	9,187,161	401,019,578
Southwest Airlines Co.	7,028,703	237,359,300
Southwestern Energy Co.(a)	3,605,252	126,003,557
Spectra Energy Corp.	6,879,024	270,070,482
St. Jude Medical, Inc.	2,902,328	174,516,983
Stanley Black & Decker, Inc.	1,586,627	140,876,611
Staples, Inc.	6,715,923	81,262,668
Starbucks Corp.	7,719,797	582,535,882
Starwood Hotels & Resorts Worldwide, Inc.	1,949,976	162,257,503
State Street Corp.(d)	4,345,108	319,843,400
Stericycle, Inc.(a)	876,290	102,140,362
Stryker Corp.	3,067,456	247,697,072
SunTrust Banks, Inc.	5,446,459	207,128,836
Symantec Corp.	7,083,416	166,531,110
Sysco Corp.	5,973,717	226,702,560
T. Rowe Price Group, Inc.	2,677,577	209,922,037
Target Corp.	6,497,409	407,257,596
TE Connectivity, Ltd.	4,176,654	230,927,200
TECO Energy, Inc.	2,393,080	41,591,730
Tenet Healthcare Corp.(a)	1,013,247	60,176,739
Teradata Corp.(a)	1,590,249	66,663,238
Tesoro Corp.	1,356,665	82,729,432
Texas Instruments, Inc.	10,951,760	522,289,434
Textron, Inc.	2,883,942	103,793,073
The ADT Corp.	1,859,903	65,952,160
The AES Corp.	6,704,671	95,072,235
The Allstate Corp.	4,452,757	273,265,697

Common Stocks	Shares	Value

The Bank of New York Mellon Corp.	11,608,485	$449,596,624
The Boeing Co.	6,882,481	876,690,430
The Charles Schwab Corp.	11,767,462	345,845,708
The Coca-Cola Co.	40,473,020	1,726,579,033
The Dow Chemical Co.	11,522,092	604,218,504
The Estee Lauder Cos., Inc. (Class A)	2,310,576	172,646,239
The Gap, Inc.	2,808,794	117,098,622
The Goldman Sachs Group, Inc.	4,203,655	771,664,948
The Goodyear Tire & Rubber Co.	2,815,465	63,587,277
The Hershey Co.	1,524,369	145,470,534
The Home Depot, Inc.	13,808,172	1,266,761,699
The Interpublic Group of Cos., Inc.	4,345,087	79,601,994
The JM Smucker Co.	1,069,509	105,870,696
The Kroger Co.	5,017,279	260,898,508
The Macerich Co.	1,430,318	91,297,198
The McGraw-Hill Cos., Inc.	2,791,735	235,762,021
The Mosaic Co.	3,319,673	147,426,678
The NASDAQ OMX Group, Inc.	1,184,196	50,233,594
The Procter & Gamble Co.	27,753,318	2,324,062,849
The Progressive Corp.	5,615,704	141,964,997
The Travelers Cos., Inc.	3,478,623	326,781,845
The Walt Disney Co.	16,202,426	1,442,501,987
The Western Union Co.	5,435,234	87,181,153
The Williams Cos., Inc.	6,905,950	382,244,332
Thermo Fisher Scientific, Inc.	4,090,738	497,842,815
Tiffany & Co.	1,137,899	109,591,053
Time Warner Cable, Inc.	2,857,168	409,975,036
Time Warner, Inc.	8,771,349	659,693,158
TJX Cos., Inc.	7,108,611	420,616,513
Torchmark Corp.	1,378,025	72,167,169
Total System Services, Inc.	1,700,258	52,639,988
Tractor Supply Co.	1,420,455	87,372,187
Transocean, Ltd.	3,489,675	111,564,910
TripAdvisor, Inc.(a)	1,128,087	103,129,714
Twenty-First Century Fox, Inc. (Class A)	19,322,938	662,583,544
Tyco International, Ltd.	4,551,252	202,849,302
Tyson Foods, Inc. (Class A)	3,015,446	118,718,109
U.S. Bancorp	18,484,980	773,226,713
Under Armour, Inc. (Class A)(a)	1,705,917	117,878,865
Union Pacific Corp.	9,206,447	998,162,984
United Parcel Service, Inc. (Class B)	7,229,971	710,633,850
United Rentals, Inc.(a)	973,854	108,195,179
United Technologies Corp.	8,726,273	921,494,429

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

September 30, 2014

Common Stocks	Shares	Value

UnitedHealth Group, Inc.	9,967,352	$859,684,110
Universal Health Services, Inc. (Class B)	926,301	96,798,454
Unum Group	2,668,776	91,752,519
Urban Outfitters, Inc.(a)	1,109,820	40,730,394
V.F. Corp.	3,531,424	233,179,927
Valero Energy Corp.	5,473,066	253,238,764
Varian Medical Systems, Inc.(a)	1,079,904	86,521,908
Ventas, Inc.	2,998,445	185,753,668
VeriSign, Inc.(a)	1,155,248	63,677,270
Verizon Communications, Inc.	42,519,909	2,125,570,251
Vertex Pharmaceuticals, Inc.(a)	2,442,033	274,264,726
Viacom, Inc. (Class B)	3,906,481	300,564,648
Visa, Inc. (Class A)	5,050,636	1,077,654,203
Vornado Realty Trust	1,787,578	178,686,297
Vulcan Materials Co.	1,320,142	79,512,153
W.W. Grainger, Inc.	628,016	158,040,226
Wal-Mart Stores, Inc.	16,200,434	1,238,847,188
Walgreen Co.	9,004,493	533,696,300
Waste Management, Inc.	4,439,810	211,024,169
Waters Corp.(a)	866,305	85,868,152
WellPoint, Inc.	2,813,645	336,568,215
Wells Fargo & Co.	48,733,921	2,527,828,482
Western Digital Corp.	2,255,366	219,492,219
Weyerhaeuser Co.	5,403,316	172,149,648
Whirlpool Corp.	799,463	116,441,786
Whole Foods Market, Inc.	3,706,088	141,239,014
Windstream Holdings, Inc.	6,068,997	65,423,788
Wisconsin Energy Corp.	2,305,645	99,142,735
Wyndham Worldwide Corp.	1,284,141	104,349,298
Wynn Resorts, Ltd.	830,534	155,376,301

Common Stocks	Shares	Value

Xcel Energy, Inc.	5,148,163	$156,504,155
Xerox Corp.	11,119,842	147,115,510
Xilinx, Inc.	2,741,175	116,088,761
XL Group PLC	2,784,786	92,371,352
Xylem, Inc.	1,877,236	66,623,106
Yahoo!, Inc.(a)	9,489,338	386,690,523
Yum! Brands, Inc.	4,530,652	326,116,331
Zimmer Holdings, Inc.	1,726,802	173,629,941
Zions Bancorporation	2,080,047	60,446,166
Zoetis, Inc.	5,089,325	188,050,559

Total Common Stocks(e) (Cost $174,968,754,825)		$179,655,913,963

(a)	Non-income producing security
(b)	When-Issued Security — when issued securities are securities that are authorized but are not yet issued in the market. A fund will generally purchase securities on a when-issued basis with the intention of acquiring the securities for its portfolio. The Trust received CDK Global, Inc. through a spin-off from Automatic Data Processing, Inc. on October 1, 2014. A portion of CDK Global, Inc. was sold as a forward commitment on September 30, 2014. The effects of the spin-off and the forward commitment sale of CDK Global, Inc. have been recorded in the financial statements and financial highlights.
(c)	Affiliate of the Sponsor. See the table below for more information.
(d)	Affiliate of the Trustee. See the table below for more information.
(e)	The values of the securities of the Trust are determined based on Level 1 inputs. (Note 2)

REIT = Real Estate Investment Trust

INVESTMENTS IN AFFILIATES OF THE TRUSTEE AND THE SPONSOR

SPDR S&P 500 ETF Trust has invested in State Street Corp., which is considered an affiliate of the Trustee, Intercontinental Exchange, Inc., and NYSE Euronext Holdings LLC (now NYSE Holdings LLC (Note1), which was acquired by Intercontinental Exchange, Inc. on November 13, 2013), which are considered affiliates of the Sponsor. Amounts related to these investments at September 30, 2014, and for the year then ended are (Note 3):

	Number of Shares Held at 9/30/13	Cost at 9/30/13	Value at 9/30/13	Purchased*		Sold*		Number of Shares Held at 9/30/14	Value at 9/30/14	Dividend Income	Realized Gain
				Cost	Shares	Proceeds	Shares
State Street Corp.	4,311,620	$267,282,534	$283,489,015	$314,024,172	4,521,976	$308,999,721	4,488,488	4,345,108	$319,843,400	$4,831,810	$31,756,021
NYSE Euronext Holdings LLC	2,341,254	93,373,193	98,285,843	16,451,278	372,504	121,957,641	2,713,758	—	—	—	12,133,170
Intercontinental Exchange, Inc.	700,086	116,441,088	127,009,602	311,274,120	1,549,592	218,466,810	1,085,756	1,163,922	227,022,986	2,906,139	28,004,673

*	Purchased and Sold figures include securities received or delivered from processing creations or redemptions of Units.

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

September 30, 2014

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2014*

INDUSTRY	PERCENT OF NET ASSETS**
Oil, Gas & Consumable Fuels	7.79%
Pharmaceuticals	6.57
Technology Hardware, Storage & Peripherals	4.59
Insurance	4.22
Software	3.81
Diversified Financial Services	3.65
Media	3.64
Internet Software & Services	3.44
IT Services	3.26
Biotechnology	2.89
Banks	2.83
Aerospace & Defense	2.63
Chemicals	2.55
Semiconductors & Semiconductor Equipment	2.44
Diversified Telecommunication Services	2.43
Industrial Conglomerates	2.36
Capital Markets	2.27
Food & Staples Retailing	2.22
Beverages	2.20
Health Care Providers & Services	2.15
Specialty Retail	2.13
Real Estate Investment Trusts (REITs)	2.00
Household Products	1.91
Energy Equipment & Services	1.82
Health Care Equipment & Supplies	1.69
Communications Equipment	1.67
Hotels, Restaurants & Leisure	1.62
Electric Utilities	1.61
Food Products	1.59
Machinery	1.57
Tobacco	1.49
Internet & Catalog Retail	1.30
Multi-Utilities	1.23
Road & Rail	1.04
Consumer Finance	0.92
Textiles, Apparel & Luxury Goods	0.83
Air Freight & Logistics	0.74
Multiline Retail	0.68
Electrical Equipment	0.66
Automobiles	0.65
Metals & Mining	0.49
Life Sciences Tools & Services	0.46
Electronic Equipment, Instruments & Components	0.41
Commercial Services & Supplies	0.39
Household Durables	0.38
Auto Components	0.38
Airlines	0.31

INDUSTRY	PERCENT OF NET ASSETS**
Trading Companies & Distributors	0.22%
Professional Services	0.19
Paper & Forest Products	0.16
Wireless Telecommunication Services	0.15
Construction & Engineering	0.14
Containers & Packaging	0.14
Personal Products	0.13
Gas Utilities	0.11
Independent Power & Renewable Electricity Producers	0.11
Health Care Technology	0.10
Leisure Products	0.10
Construction Materials	0.09
Distributors	0.08
Building Products	0.07
Thrifts & Mortgage Finance	0.05
Diversified Consumer Services	0.05
Real Estate Management & Development	0.05
Other Assets & Liabilities	0.15

Total	100.00%

*	SPDR S&P 500 ETF Trust’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Each security is valued based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Statement of Assets and Liabilities

September 30, 2014

ASSETS
Investments in unaffiliated issuers, at value	$179,109,047,577
Investments in affiliates of the Trustee and the Sponsor, at value	546,866,386

Total investments	179,655,913,963
Cash	897,429,515
Receivable for investments sold; when issued security	48,275,257
Dividends receivable — unaffiliated issuers net of withholding tax	206,225,582
Dividends receivable — affiliated issuers	2,046,093

Total Assets	180,809,890,410

LIABILITIES
Payable for units of fractional undivided interest (“Units”) redeemed in-kind	1,240,571
Income distribution payable	846,803,867
Accrued Trustee expense (Note 3)	5,862,067
Accrued marketing expense (Note 3)	17,964,869
Accrued expenses and other liabilities	22,622,600

Total Liabilities	894,493,974

NET ASSETS	$179,915,396,436

NET ASSETS CONSIST OF:
Paid in Capital (Note 4)	$182,270,886,444
Distribution in excess of net investment income	(804,394,943)
Accumulated net realized gain on investments	(6,238,254,203)
Net unrealized appreciation on investments	4,687,159,138

NET ASSETS	$179,915,396,436

NET ASSET VALUE PER UNIT	$196.98

UNITS OUTSTANDING, UNLIMITED UNITS AUTHORIZED	913,382,116

COST OF INVESTMENTS:
Unaffiliated issuers	$174,427,438,748
Affiliates of the Trustee and the Sponsor (Note 3)	541,316,077

Total Cost of Investments	$174,968,754,825

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Statements of Operations

	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$3,282,246,167	$2,928,179,277	$2,135,559,412
Dividend income — affiliates of the Trustee and the Sponsor	7,737,949	7,182,288	6,306,634
Foreign taxes withheld	(55,714)	(2,155,873)	—

Total Investment Income	3,289,928,402	2,933,205,692	2,141,866,046

EXPENSES
Trustee expense (Note 3)	94,051,423	74,263,542	55,224,103
S&P license fee (Note 3)	49,409,863	39,725,196	30,163,235
Marketing expense (Note 3)	32,539,910	26,083,464	19,708,823
Legal and audit services	31,642	475,897	895,131
Other expenses	2,594,912	3,081,480	2,692,302

Total Expenses	178,627,750	143,629,579	108,683,594
Trustee expense waiver	(24,863,548)	(20,385,210)	(15,559,404)

Net Expenses	153,764,202	123,244,369	93,124,190

NET INVESTMENT INCOME	3,136,164,200	2,809,961,323	2,048,741,856

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	19,553,859,588	16,411,092,129	8,742,019,176
Investment transactions — affiliates of the Trustee and the Sponsor	71,893,864	75,913,401	(418,387)
Net change in unrealized appreciation (depreciation) on:
Investment transactions — unaffiliated issuers	4,246,483,070	2,965,943,531	13,032,032,478
Investment transactions — affiliates of the Trustee and the Sponsor	(15,568,822)	65,931,190	35,928,935

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	23,856,667,700	19,518,880,251	21,809,562,202

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,992,831,900	$22,328,841,574	$23,858,304,058

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Statements of Changes in Net Assets

	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$3,136,164,200	$2,809,961,323	$2,048,741,856
Net realized gain (loss) on investment transactions	19,625,753,452	16,487,005,530	8,741,600,789
Net change in unrealized appreciation (depreciation) on investment transactions	4,230,914,248	3,031,874,721	13,067,961,413

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	26,992,831,900	22,328,841,574	23,858,304,058

NET EQUALIZATION CREDITS AND CHARGES	62,384,940	69,879,138	115,422,459

DISTRIBUTIONS TO UNITHOLDERS FROM NET INVESTMENT INCOME	(3,236,399,773)	(2,898,906,428)	(2,209,395,148)

INCREASE (DECREASE) IN NET ASSETS FROM UNIT TRANSACTIONS:
Proceeds from issuance of Units	384,831,248,199	421,569,465,638	412,781,633,972
Cost of Units redeemed	(373,296,420,608)	(414,539,883,142)	(397,131,183,744)
Net income equalization (Note 2)	(62,384,940)	(69,879,138)	(115,422,459)

NET INCREASE IN NET ASSETS FROM ISSUANCE AND REDEMPTION OF UNITS	11,472,442,651	6,959,703,358	15,535,027,769

NET INCREASE IN NET ASSETS DURING THE YEAR	35,291,259,718	26,459,517,642	37,299,359,138
NET ASSETS AT BEGINNING OF YEAR	144,624,136,718	118,164,619,076	80,865,259,938

NET ASSETS AT END OF YEAR*	$179,915,396,436	$144,624,136,718	$118,164,619,076

UNIT TRANSACTIONS:
Units sold	2,061,700,000	2,724,700,000	3,116,800,000
Units redeemed	(2,009,400,000)	(2,684,200,000)	(3,011,050,000)

NET INCREASE	52,300,000	40,500,000	105,750,000

*INCLUDES UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(804,394,943)	$(704,159,370)	$(615,214,265)

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Financial Highlights

Selected data for a Unit outstanding throughout each year

	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012	For the Year Ended September 30, 2011	For the Year Ended September 30, 2010
Net asset value, beginning of year	$167.96	$144.00	$113.12	$114.13	$105.73

Investment operations:
Net investment income(1)	3.60	3.36	2.77	2.42	2.20
Net realized and unrealized gain (loss) on investments	29.03	23.91	30.80	(1.16)	8.24

Total from investment operations	32.63	27.27	33.57	1.26	10.44

Net equalization credits and charges(1)	0.07	0.08	0.16	0.19	0.16

Less distributions from:
Net investment income	(3.68)	(3.39)	(2.85)	(2.46)	(2.20)

Net asset value, end of year	$196.98	$167.96	$144.00	$113.12	$114.13

Total return(2)	19.57%	19.09%	29.96%	1.01%	10.08%

Ratios and supplemental data
Ratio to average net assets:
Net investment income	1.93%	2.15%	2.08%	1.92%	1.98%
Total expenses(3)	0.09%	0.09%	0.09%	0.09%	0.09%
Total expenses excluding Trustee earnings credit	0.11%	0.11%	0.11%	0.11%	0.11%
Total expenses excluding Trustee earnings credit and fee waivers	0.11%	0.11%	0.11%	0.11%	0.11%
Portfolio turnover rate(4)	3.54%	2.99%	3.80%	3.72%	5.38%
Net assets, end of year (000’s)	$179,915,396	$144,624,137	$118,164,619	$80,865,260	$78,190,881

(1)	Per Unit numbers have been calculated using the average shares method, which more appropriately presents per Unit data for the year.
(2)	Total return is calculated assuming a purchase of Units at net asset value per Unit on the first day and a sale at net asset value per Unit on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Unit on the respective payment dates of the Trust. Broker commission charges are not included in this calculation.
(3)	Net of expenses waived by the Trustee.
(4)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of Units.

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Notes to Financial Statements

September 30, 2014

Note 1 — Organization

SPDR S&P 500 ETF Trust (the “Trust”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500® Index (the “S&P 500 Index”). Each unit of fractional undivided interest in the Trust is referred to as a “Unit”. The Trust commenced operations on January 22, 1993 upon the initial issuance of 150,000 Units (equivalent to three “Creation Units” — see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

Under the Amended and Restated Standard Terms and Conditions of the Trust, as amended (the “Trust Agreement”), PDR Services, LLC, as sponsor of the Trust (the “Sponsor”), and State Street Bank and Trust Company, as trustee of the Trust (the “Trustee”), are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of material loss to be remote.

On November 13, 2013, Intercontinental Exchange, Inc. (formerly known as IntercontinentalExchange Group, Inc.) (“ICE”) announced the completion of its acquisition of NYSE Holdings LLC (the parent company of the Sponsor, formerly known as NYSE Euronext Holdings LLC) (“NYSE Holdings”). Upon the closing of the acquisition, Intercontinental Exchange Holdings, Inc. (formerly known as IntercontinentalExchange, Inc.) and NYSE Holdings became wholly owned subsidiaries of ICE. As the parent company, ICE is the publicly-traded entity, trading on the New York Stock Exchange under the symbol “ICE”.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The financial statements are presented in United States dollars.

Security Valuation

The value of the Trust’s portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Trustee believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Trustee has adopted procedures concerning securities valuation pursuant to which an Oversight Committee makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Oversight Committee, or a subgroup thereof, subject to oversight by the Trustee, may use fair value pricing in a variety of circumstances,

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

September 30, 2014

Note 2 — Significant Accounting Policies – (continued)

including but not limited to, situations when trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Trust continues to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Trust’s net assets are computed and that may materially affect the value of the Trust’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts, acts of terrorism and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate the Trust’s NAV and the prices used by the S&P 500 Index, which, in turn, could result in a difference between the Trust’s performance and the performance of the S&P 500 Index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments. The types of inputs used to value each security are identified in the Schedule of Investments, which also includes a breakdown of the Trust’s investments by industry.

The Trust did not hold any investments valued using Level 2 or Level 3 inputs as of September 30, 2014 and did not have any transfers between levels for the year ended September 30, 2014.

Investment Risk

The Trust’s investments are exposed to risks, such as market risk. Due to the level of risk associated with certain investments, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of a Unit will decline, more or less, in correlation with any decline in

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

September 30, 2014

Note 2 — Significant Accounting Policies – (continued)

value of the S&P 500 Index. The values of equity securities could decline generally or could underperform other investments. The Trust would not sell an equity security because the security’s issuer was in financial trouble unless that security was removed from the S&P 500 Index.

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Dividend income, which may be subject to withholding tax, is recorded on the ex-dividend date.

Distributions to Unitholders

The Trust declares and distributes dividends from net investment income to its holders of Units (“Unitholders”) quarterly. The Trust declares and distributes net realized capital gains, if any, at least annually.

Equalization

The Trust follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring the Trust’s Units, equivalent on a per Unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per Unit is unaffected by sales or reacquisitions of the Trust’s Units. Amounts related to Equalization can be found on the Statement of Changes in Net Assets.

U.S. Federal Income Tax and Certain Other Tax Matters

For U.S. federal income tax purposes, the Trust has qualified as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (a “RIC”), and intends to continue to qualify as a RIC. As a RIC, the Trust will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to its Unitholders, provided that it distributes on a timely basis at least 90% of its “investment company taxable income” determined prior to the deduction for dividends paid by the Trust (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided that the Trust distributes substantially all of its ordinary income and capital gains during each calendar year, the Trust will not be subject to U.S. federal excise tax.

Accounting Standards Codification 740, Income Taxes (“ASC 740”) established financial accounting and disclosure requirements for recognition and measurement of tax positions taken, and whether those tax positions are more likely than not to be sustained upon examination by the applicable taxing authority based on the technical merits of the position. The Trust has not recognized any liabilities relating to tax positions considered to be uncertain tax positions for the current year or prior years. The Trust may be subject to potential examinations by certain taxing authorities for all open tax years (the current and prior years, as applicable). Any potential tax liability is also subject to ongoing interpretation of laws by taxing authorities. The tax treatment of the Trust’s investments may change over time based on factors including, but not limited to, new tax laws, regulations and interpretations thereof.

The Trust has reviewed the tax positions for the open tax years as of September 30, 2014 and has determined that no provision for income tax is required in the Trust’s financial statements. The Trust’s U.S. federal tax returns for the prior three fiscal years remain subject to examination by the Trust’s major tax jurisdictions, which include the

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

September 30, 2014

Note 2 — Significant Accounting Policies – (continued)

United States of America and the State of New York. The Trust would recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. There were no such expenses for the year ending September 30, 2014.

At September 30, 2014, the Trust had the following capital loss carryforwards that may be utilized to offset any net realized gains, expiring September 30 of the year indicated:

2015	$1,056,971,322
2016	917,820,735
2017	2,553,965,847
2018	188,539,023
Non-Expiring – Short Term	416,362,178
Non-Expiring – Long Term	1,096,002,821

During the tax year ended September 30, 2014, the Trust utilized capital loss carryforwards of $0 and had $1,174,140,896 of capital loss carryforwards expire.

During the year ended September 30, 2014, the Trust reclassified $20,045,595,976 of non-taxable security gains realized from the in-kind redemption of Creation Units (Note 4) as an increase to paid in capital in the Statement of Assets and Liabilities. At September 30, 2014, the cost of investments for U.S. federal income tax purposes was $174,977,347,102. Gross unrealized appreciation was $9,145,606,731 and gross unrealized depreciation was $4,467,039,870, resulting in net unrealized appreciation of $4,678,566,861.

The tax character of distributions paid during the years ended September 30, 2014, 2013 and 2012 were as follows:

Tax Year of Distribution	2014	2013	2012
Ordinary Income	$3,236,399,773	$2,898,906,428	$2,209,395,148

As of September 30, 2014, the components of distributable earnings (excluding unrealized appreciation/(depreciation)) were undistributed ordinary income of $42,408,924 and undistributed net capital gain of $0.

Net capital losses realized by the Trust after October 31 and ordinary losses realized by the Trust after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Trust elected for U.S. federal income tax purposes to defer the following current year post October 31 and post December 31 losses, as applicable, as though the losses were incurred on the first day of the next fiscal year:

Post October Loss Deferral	$0
Late Year Ordinary Loss Deferral	0

Note 3 — Transactions with the Trustee and Sponsor

In accordance with the Trust Agreement, the Trustee maintains the Trust’s accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including the filing of certain regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for adjusting the composition of the Trust’s portfolio from time to time to conform to changes in the composition

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

September 30, 2014

Note 3 — Transactions with the Trustee and Sponsor – (continued)

and/or weighting structure of the S&P 500 Index. For these services, the Trustee received a fee at the following annual rates for the year ended September 30, 2014:

Net asset value of the Trust	Fee as a percentage of net asset value of the Trust
$0 – $499,999,999	0.10% per annum plus or minus the Adjustment Amount
$500,000,000 – $2,499,999,999	0.08% per annum plus or minus the Adjustment Amount
$2,500,000,000 and above	0.06% per annum plus or minus the Adjustment Amount

The Adjustment Amount is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for the creation and redemption of Units and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the year ended September 30, 2014, the Adjustment Amount reduced the Trustee’s fee by $4,168,306. The Adjustment Amount included an excess of net transaction fees from processing orders of $3,644,973 and a Trustee earnings credit of $523,333.

The Trustee has voluntarily agreed to waive a portion of its fee, as needed, for one year until February 1, 2015, so that the total operating expenses would not exceed 0.0945% per annum of the daily NAV of the Trust. The total amount of such waivers by the Trustee for the years ended September 30, 2012, September 30, 2013 and September 30, 2014 are identified in the Statements of Operations. The Trustee has not entered into an agreement with the Trust to recapture waived fees in subsequent periods and the Trustee may discontinue the voluntary waiver.

S&P Dow Jones Indices LLC (“S&P”), per a license from Standard & Poor’s Financial Services LLC, and State Street Global Markets, LLC (“SSGM” or the “Marketing Agent”) have entered into a License Agreement. The License Agreement grants SSGM, an affiliate of the Trustee, a license to use the S&P 500 Index and to use certain trade names and trademarks of S&P in connection with the Trust. The S&P 500 Index also serves as a basis for determining the composition of the Trust’s portfolio. The Trustee (on behalf of the Trust), the Sponsor and NYSE Arca, Inc. (“NYSE Arca”) have each received a sublicense from SSGM for the use of the S&P 500 Index and certain trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the owners of beneficial interests of Units. Currently, the License Agreement is scheduled to terminate on December 31, 2017, but its term may be extended without the consent of any of the owners of beneficial interests of Units. Pursuant to such arrangements and in accordance with the Trust Agreement, the Trust reimburses the Sponsor for payment of fees under the License Agreement to S&P equal to 0.03% of the daily size of the Trust (based on Unit closing price and outstanding Units) plus an annual license fee of $600,000.

The Sponsor has entered into an agreement with the Marketing Agent pursuant to which the Marketing Agent has agreed to market and promote the Trust. The Marketing Agent is reimbursed by the Sponsor for the expenses it incurs for providing such services out of amounts that the Trust reimburses the Sponsor. Expenses incurred by the Marketing Agent include, but are not limited to: printing and distribution of marketing materials describing the Trust, associated legal, consulting, advertising and marketing costs and other out-of-pocket expenses.

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

September 30, 2014

Note 3 — Transactions with the Trustee and Sponsor – (continued)

Investments in Affiliates of the Trustee and the Sponsor

SPDR S&P 500 ETF Trust has invested in State Street Corp., which is considered an affiliate of the Trustee, and Intercontinental Group, Inc., which is considered an affiliate of the Sponsor. Such investments were made according to the representative portion of the S&P 500 Index. The market value of these investments at September 30, 2014 is listed in the Schedule of Investments.

Note 4 — Unitholder Transactions

Units are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Units. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per Unit (income equalization) and a balancing cash component to equate the transaction to the NAV per Unit of the Trust on the transaction date. There is a transaction fee payable to the Trustee in connection with each creation and redemption of Creation Units made through the clearing process (“Transaction Fee”). The Transaction Fee is non-refundable, regardless of the NAV of the Trust. The Transaction Fee is the lesser of $3,000 or 0.10% (10 basis points) of the value of one Creation Unit at the time of creation per participating party per day, regardless of the number of Creation Units created or redeemed on such day. The Transaction Fee is currently $3,000. For creations and redemptions outside the clearing process, including orders from a participating party restricted from engaging in transactions in one or more of the common stocks that are included in the S&P 500 Index, an additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit is charged per Creation Unit per day.

Note 5 — Investment Transactions

For the year ended September 30, 2014, the Trust had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $171,984,211,083, $160,517,711,791, $5,958,935,567 and $5,766,195,390, respectively. Net realized gain (loss) on investment transactions in the Statements of Operations includes net gains resulting from in-kind transactions of $20,056,112,897.

SPDR S&P 500 ETF Trust

Report of Independent Registered Public Accounting Firm

To the Trustee and Unitholders of

SPDR S&P 500 ETF Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the SPDR S&P 500 ETF Trust at September 30, 2014, the results of its operations, the changes in its net assets, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2014 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

November 26, 2014

SPDR S&P 500 ETF Trust

Other Information

September 30, 2014 (Unaudited)

For U.S. federal income tax purposes, the percentage of Trust distributions that qualify for the corporate dividends received deduction for the fiscal year ended September 30, 2014 is 97.74%.

For the fiscal year ended September 30, 2014, certain dividends paid by the Trust may be designated as qualified dividend income for U.S. federal income tax purposes and subject to a maximum U.S. federal income tax rate of 20%. Complete information will be reported in conjunction with your 2014 Form 1099-DIV.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Bid/Ask Price(1) vs Net Asset Value

As of September 30, 2014

	Bid/Ask Price Above NAV			Bid/Ask Price Below NAV
	50-99 BASIS POINTS	100-199 BASIS POINTS	>200 BASIS POINTS	50-99 BASIS POINTS	100-199 BASIS POINTS	>200 BASIS POINTS
2014	0	0	0	0	0	0
2013	0	0	0	0	0	0
2012	0	0	0	0	0	0
2011	0	0	0	0	0	0
2010	0	0	0	0	0	0

Comparison of Total Returns Based on NAV and Bid/Ask Price (1)

The table below is provided to compare the Trust’s total pre-tax return at NAV with the total pre-tax returns based on bid/ask price and the performance of the S&P 500 Index. Past performance is not necessarily an indication of how the Trust will perform in the future. The return based on NAV shown in the table below reflects the impact of a fee waiver and, without this waiver, returns would have been lower.

Cumulative Total Return

	1 Year	5 Year	10 Year
SPDR S&P 500 ETF Trust
Return Based on NAV	19.57%	105.73%	115.89%
Return Based on Bid/Ask Price	19.54%	106.06%	116.16%
S&P 500 Index	19.73%	107.30%	118.04%

Average Annual Total Return

	1 Year	5 Year	10 Year
SPDR S&P 500 ETF Trust
Return Based on NAV	19.57%	15.52%	8.00%
Return Based on Bid/Ask Price	19.54%	15.56%	8.01%
S&P 500 Index	19.73%	15.70%	8.11%

(1)	Currently, the bid/ask price is the midpoint of the best bid and best offer prices on NYSE Arca at the time the Trust’s NAV is calculated, ordinarily 4:00 p.m. Through November 28, 2008, the bid/ask price was the midpoint of the best bid and best offer prices on NYSE Alternext US (formerly the American Stock Exchange and now NYSE MKT) at the close of trading, ordinarily 4:00 p.m.

SPDR S&P 500 ETF Trust

(Unaudited)

Sponsor

PDR Services LLC

c/o NYSE Holdings LLC

11 Wall Street

New York, NY 10005

Trustee

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Distributor

ALPS Distributors, Inc.

1290 Broadway Suite 1100

Denver, CO 80203

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

125 High Street

Boston, MA 02110

SPDRAR